Risk Management (Details) - Schedule of use of cross currency funding $ in Millions	Dec. 31, 2020 USD ($)
Maximum [member]
MMUS$
Cross Currency Funding	$ 3,122
Minimum [member]
MMUS$
Cross Currency Funding	1,724
Average [member]
MMUS$
Cross Currency Funding	$ 2,417